Derivative financial instruments - Schedule of Notional Amounts and Carrying Amounts of Derivative Instruments (Details) - Fair value hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,319,115	1,362,048
Carrying amount of the hedging instruments, Asset	$ 10,805	$ 49,446
Carrying amount of the hedging instruments, Liability	(15,863)	(15,080)
Change in fair value used for calculating hedge ineffectiveness	(34,538)	42,240
Ineffectiveness recognised in profit or loss	430	3,247
Carrying amount of hedged items, Asset	0	20,719
Carrying amount of hedged items , Liability	(694,753)	(983,924)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	18,093	(24,061)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	34,968	(38,993)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	10,805	11,358
Carrying amount of the hedging instruments, Liability	$ (2,667)	$ (790)
Interest rate risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount		10,000
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		(519)
Change in fair value used for calculating hedge ineffectiveness		(113)
Ineffectiveness recognised in profit or loss		7
Carrying amount of hedged items, Asset		10,664
Carrying amount of hedged items , Liability		0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items		(136)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness		$ 120
Interest rate risk | At amortized cost
Disclosure of detailed information about hedging instruments [line items]
Notional amount		10,000
Carrying amount of the hedging instruments, Asset		$ 101
Carrying amount of the hedging instruments, Liability		0
Change in fair value used for calculating hedge ineffectiveness		(109)
Ineffectiveness recognised in profit or loss		144
Carrying amount of hedged items, Asset		10,055
Carrying amount of hedged items , Liability		0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items		26
Changes in fair value of the hedged items used to calculate hedge ineffectiveness		$ 253
Interest rate risk | Deposits
Disclosure of detailed information about hedging instruments [line items]
Notional amount	131,000	307,000
Carrying amount of the hedging instruments, Asset	$ 1,235	$ 3,564
Carrying amount of the hedging instruments, Liability	(164)	0
Change in fair value used for calculating hedge ineffectiveness	(127)	600
Ineffectiveness recognised in profit or loss	(142)	12
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(132,667)	(236,942)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(26)	(588)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ (15)	$ (588)
Interest rate risk | Securities sold under repurchase agreements at amortized cost
Disclosure of detailed information about hedging instruments [line items]
Notional amount	68,985
Carrying amount of the hedging instruments, Asset	$ 210
Carrying amount of the hedging instruments, Liability	(592)
Change in fair value used for calculating hedge ineffectiveness	71
Ineffectiveness recognised in profit or loss	14
Carrying amount of hedged items, Asset	0
Carrying amount of hedged items , Liability	(69,443)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(57)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ (57)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	932,842	660,394
Carrying amount of the hedging instruments, Asset	$ 9,360	$ 7,693
Carrying amount of the hedging instruments, Liability	(1,911)	(271)
Change in fair value used for calculating hedge ineffectiveness	(5,911)	5,152
Ineffectiveness recognised in profit or loss	(516)	176
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(319,174)	(344,605)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	3,860	(1,626)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	5,395	(4,976)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	0	38,088
Carrying amount of the hedging instruments, Liability	$ (13,196)	$ (14,290)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	186,288	374,654
Carrying amount of the hedging instruments, Asset	$ 0	$ 38,088
Carrying amount of the hedging instruments, Liability	(13,196)	(14,290)
Change in fair value used for calculating hedge ineffectiveness	(28,571)	36,710
Ineffectiveness recognised in profit or loss	1,074	2,908
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , Liability	(173,469)	(402,377)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	14,316	(21,737)
Changes in fair value of the hedged items used to calculate hedge ineffectiveness	$ 29,645	$ (33,802)